Discontinued Operations (Details 1) $ in Thousands	Dec. 31, 2015 USD ($)
Cash and cash equivalents	$ 143
Prepaid land lease payments	128
Property, plant and equipment	1,450
Other assets held for sale	76
Total assets held for sale	1,797
Accounts payable and accrued liabilities	217
Other liabilities held for sale	26
Total liabilities held for sale	$ 243